GENERAL INFORMATION (Details) employee in Thousands	Jun. 30, 2021 employee facility site center
Disclosure of general information [abstract]
Number of production facilities | facility	29
Number of R&D centers | center	3
Number of administrative centers | site	3
Number of employees | employee	12